WARRANTS (Details Narrative)	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) integer $ / shares shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) shares
Company issued warrants, shares					1,665,566
Number of shareholders issued warrants | integer					17
Common shares issued for cash, shares					3,331,598
Common shares issued for cash, amount | $					$ 1,166,063
Warrants excisable period					1 year
Warrants exercised, shares					195,000
Begnning Balance | $								$ 346
One Individual [Member]
Warrants exercised, shares	21,427
Warrants exercised	21,427
Proceeds from exercise of warrants | $	$ 1,071
Exercise price of warrants | $ / shares	$ 0.05
Minimum [Member]
Warrants issued per share | $ / shares				$ 0.05	$ 0.05
Maximum [Member]
Warrants issued per share | $ / shares				$ 0.50	$ 0.10
Warrant [Member]
Company issued warrants, shares				237,747	274,228
Warrants excisable period		1 year		1 year	1 year
Warrants exercised, shares		(21,427)	360,714	1,665,710	(514,361)
Begnning Balance | $							$ 48,069
Warrants expired, shares					13,317
Warrants granted, shares				1,665,710	1,939,794
Warrants exercised value | $				$ 83,286
Outstanding						237,747
Exercise price | $ / shares							$ 0.35
Volatility rate					191.95%
Discount rate					0.96%
Measurement price | $ / shares					$ 0.20
Outstanding option, Ending	109,276	109,276	1,700,409	237,747	1,939,938
Warrants exercised		(21,427)	360,714
Warrants issued, shares		121,329
Exercise price of warrants | $ / shares		$ 0.05
Common shares issued upon exercise of warrants, value | $			$ 18,035
Common shares issued upon exercise of warrants			360,714
Weighted average remaining contract life		28 days
Intrinsic value | $		$ 0
Outstanding warrants	109,276	109,276	1,700,409	237,747	1,939,938	237,747	1,939,938	527,678
Warrants expired, shares		(107,044)